Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2024	2023
Cash payments and expenses related to operating leases	$(557)	$(451)
Operating lease right-of-use assets and liabilities, net	226	2

Supplemental balance sheet information related to operating leases were as follows:

	December 31,	December 31,
	2024	2023
Operating lease right-of-use assets	$1,782	$1,740
Current maturities of operating leases	$551	$436
Long-term operating lease liabilities	$1,457	$1,306
Weighted average remaining lease term (in years)	4.73	5.5
Weighted average discount rate	9.5%	9.4%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of December 31, 2024, were as follows:

2025	$563
2026	528
2027	466
2028 and after	905
Total lease payments	2,462
Less imputed interest	454
Total lease liabilities	$2,008